Debt, Leases and Banking Arrangements	12 Months Ended
Dec. 31, 2010
Debt, Leases and Banking Arrangements [Abstract]
Debt Leases And Banking Arrangements
Note 11. Debt, Leases, and Banking Arrangements
Long-Term Debt

	Weighted-
	Average
	Interest	December 31,
	Rate(1)	2010(2)	2009(2)
		(Millions)
Secured
Capital lease obligations	12.0%	$4	$3
Unsecured
3.8% to 10.25%, payable through 2040	6.4%	9,104	8,023
Adjustable rate		—	250

Total long-term debt, including current portion		9,108	8,276
Long-term debt due within one year		(508)	(17)

Long-term debt		$8,600	$8,259

(1)	At December 31, 2010.

(2)	Certain of our debt agreements contain covenants that restrict or limit, among other things, our ability to create liens supporting indebtedness, sell assets, and incur additional debt. Default of these agreements could also restrict our ability to make certain distributions or repurchase equity.
Credit Facilities
     In conjunction with our restructuring in the first quarter of 2010, we reduced our $1.5 billion unsecured revolving credit facility that expires May 2012 to $900 million and removed Transco and Northwest Pipeline as borrowers. Interest is calculated based on a choice of two methods: a fluctuating rate equal to the lender’s base rate plus an applicable margin, or a periodic fixed rate equal to LIBOR plus an applicable margin. We are required to pay a commitment fee (currently 0.125 percent) based on the unused portion of the credit facility. The margins and commitment fee are generally based on our senior unsecured long-term debt ratings. Significant financial covenants under the credit agreement include the following:
•	Our consolidated ratio of debt to capitalization must be no greater than 65 percent. At December 31, 2010, we are in compliance with this covenant.
     In October 2010, unsecured credit facilities totaling $700 million expired and were not renewed. These facilities were originated primarily in support of our former power business.
     As part of our strategic restructuring, WPZ entered into a new $1.75 billion three-year senior unsecured revolving credit facility with Transco and Northwest Pipeline as co-borrowers. This credit facility replaced an unsecured $450 million credit facility, comprised of a $200 million revolving credit facility and a $250 million term loan which was terminated as part of the restructuring. At the closing, WPZ utilized $250 million of the credit facility to repay the outstanding term loan. During 2010, WPZ had a maximum of $430 million outstanding under this credit facility, which was primarily used to purchase an additional ownership interest in Overland Pass Pipeline Company LLC (OPPL). At December 31, 2010, the outstanding balance under the credit facility was reduced to zero.
     The credit facility may, under certain conditions, be increased by up to an additional $250 million. The full amount of the credit facility is available to WPZ to the extent not otherwise utilized by Transco and Northwest Pipeline. Transco and Northwest Pipeline each have access to borrow up to $400 million under the credit facility to the extent not otherwise utilized by other co-borrowers. Each time funds are borrowed, the borrower may choose from two methods of calculating interest: a fluctuating base rate equal to Citibank N.A’s adjusted base rate plus an applicable margin, or a periodic fixed rate equal to LIBOR plus an applicable margin. WPZ is required to pay a commitment fee (currently 0.5 percent) based on the unused portion of the credit facility. The applicable margin and the commitment fee are based on the specific borrower’s senior unsecured long-term debt ratings. The credit facility contains various covenants that limit, among other things, a borrower’s and its respective subsidiaries’ ability to incur indebtedness, grant certain liens supporting indebtedness, merge or consolidate, sell all or substantially all of its assets, enter into certain affiliate transactions, make certain distributions during an event of default, and allow any material change in the nature of its business. Significant financial covenants under the credit facility include:
•	WPZ ratio of debt to EBITDA (each as defined in the credit facility, with EBITDA measured on a rolling four-quarter basis) must be no greater than 5 to 1.

•	The ratio of debt to capitalization (defined as net worth plus debt) must be no greater than 55 percent for Transco and Northwest Pipeline.
     Each of the above ratios are tested at the end of each fiscal quarter (with the first full year measured on an annualized basis). At December 31, 2010, we are in compliance with these financial covenants.
     The credit facility includes customary events of default. If an event of default with respect to a borrower occurs under the credit facility, the lenders will be able to terminate the commitments for all borrowers and accelerate the maturity of any loans of the defaulting borrower under the credit facility and exercise other rights and remedies.
     At December 31, 2010, no loans are outstanding under our credit facilities. Letters of credit issued under our credit facilities are:

Letters of Credit at
	Expiration	December 31, 2010
(Millions)
$900 million unsecured credit facility	May 1, 2012	$—
$1.75 billion Williams Partners L.P. unsecured credit facility	February 17, 2013	—
Bilateral bank agreements		90

$90

Exploration & Production’s Credit Agreement
     Exploration & Production has an unsecured credit agreement with certain banks in order to reduce margin requirements related to our hedging activities as well as lower transaction fees. In July 2010, the term of this facility expiring in December 2013 was extended to December 2015. Under the credit agreement, Exploration & Production is not required to post collateral as long as the value of its domestic natural gas reserves, as determined under the provisions of the agreement, exceeds by a specified amount certain of its obligations including any outstanding debt and the aggregate out-of-the-money positions on hedges entered into under the credit agreement. Exploration & Production is subject to additional covenants under the credit agreement including restrictions on hedge limits, the creation of liens, the incurrence of debt, the sale of assets and properties, and making certain payments during an event of default, such as dividends. In December 2010, a waiver with the same terms and restrictions as the original agreement, was executed that will allow us to also hedge up to a certain volume of oil.
Issuances and Retirements
     In connection with the restructuring, WPZ issued $3.5 billion face value of senior unsecured notes as follows:

(Millions)
3.80% Senior Notes due 2015	$750
5.25% Senior Notes due 2020	1,500
6.30% Senior Notes due 2040	1,250

Total	$3,500

     As part of the issuance of the $3.5 billion unsecured notes, WPZ entered into registration rights agreements with the initial purchasers of the notes. An offer to exchange these unregistered notes for substantially identical new notes that are registered under the Securities Act of 1933, as amended, was commenced in June 2010 and completed in July 2010.
     With the debt proceeds discussed above, we retired $3 billion of debt and paid $574 million in related premiums. The $3 billion of aggregate principal corporate debt retired includes:

(Millions)
7.125% Notes due 2011	$429
8.125% Notes due 2012	602
7.625% Notes due 2019	668
8.75% Senior Notes due 2020	586
7.875% Notes due 2021	179
7.70% Debentures due 2027	98
7.50% Debentures due 2031	163
7.75% Notes due 2031	111
8.75% Notes due 2032	164

Total	$3,000

     On November 9, 2010, WPZ completed a public offering of $600 million of 4.125 percent senior notes due 2020. WPZ used the net proceeds to fund part of its acquisition from Exploration & Production of certain gathering and processing assets in the Piceance basin. (See Note 1.)
     Aggregate minimum maturities of long-term debt (excluding capital leases and unamortized discount and premium) for each of the next five years are as follows:

(Millions)
2011	$507
2012	352
2013	—
2014	—
2015	750
     Cash payments for interest (net of amounts capitalized), including amounts related to discontinued operations, were as follows: 2010 — $614 million; 2009 — $592 million; and 2008 — $592 million.
Leases-Lessee
     Future minimum annual rentals under noncancelable operating leases as of December 31, 2010, are payable as follows:

(Millions)
2011	$55
2012	44
2013	40
2014	32
2015	27
Thereafter	181

Total	$379

     Total rent expense was $59 million in 2010, $67 million in 2009, and $83 million in 2008.